Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Aerospace/Defense - 0.8%
Hexcel Corp.	337	$14,713
Agriculture - 1.1%
Darling Ingredients, Inc. (a)	321	19,905
Auto Manufacturers - 1.3%
Tesla Motors, Inc. (a)	30	23,806
Auto Parts & Equipment - 1.1%
BorgWarner, Inc.	478	20,071
Biotechnology - 2.2%
Bio-Rad Laboratories, Inc. - Class A (a)	31	17,787
Illumina, Inc. (a)	51	21,748
		39,535
Building Materials - 1.1%
Johnson Controls International PLC	383	19,081
Chemicals - 8.5%
Ashland Global Holdings, Inc.	231	18,478
Celanese Corp.	133	16,246
FMC Corp.	150	16,243
Ingevity Corp. (a)	245	16,094
Linde PLC	70	17,178
NewMarket Corp.	44	17,256
PPG Industries, Inc.	122	16,435
Sensient Technologies Corp.	240	16,927
The Chemours Co.	656	17,279
		152,136
Commercial Services - 1.9%
ManpowerGroup, Inc.	193	17,069
The Brink's Co.	252	17,169
		34,238
Computers - 4.3%
Accenture PLC - Class A	71	17,176
DXC Technology Co.	729	20,558
Fortinet, Inc. (a)	136	19,686
Lumentum Holdings, Inc. (a)	201	18,854
		76,274
Cosmetics/Personal Care - 0.9%
Estee Lauder Cos., Inc. - Class A	71	16,802
Distribution/Wholesale - 0.9%
LKQ Corp. (a)	476	16,703
Electric - 1.1%
AES Corp.	831	20,268
Electrical Components & Equipment - 1.9%
AMETEK, Inc.	148	16,763
Littelfuse, Inc.	71	17,279
		34,042
Electronics - 7.9%
Agilent Technologies, Inc.	147	17,665
Allegion PLC	159	17,015
Amphenol Corp. - Class A	133	16,609
Arrow Electronics, Inc. (a)	182	17,769
Garmin Ltd.	148	16,999
Keysight Technologies, Inc. (a)	138	19,539
Mettler-Toledo International, Inc. (a)	15	17,522
Trimble, Inc. (a)	278	18,323
		141,441
Energy-Alternate Sources - 1.0%
SolarEdge Technologies, Inc. (a)	60	17,300
Engineering & Construction - 1.0%
KBR, Inc.	615	17,866
Food - 1.0%
Mondelez International, Inc. - Class A	304	16,854
Healthcare-Products - 7.3%
Abbott Laboratories	163	20,145
Align Technology, Inc. (a)	34	17,863
Baxter International, Inc.	220	16,903
PerkinElmer, Inc.	119	17,501
Repligen Corp. (a)	96	19,200
Thermo Fisher Scientific, Inc.	37	18,859
West Pharmaceutical Services, Inc.	66	19,766
		130,237
Healthcare-Services - 1.0%
IQVIA Holdings, Inc. (a)	104	18,491
Home Furnishings - 1.0%
Whirlpool Corp.	95	17,584
Household Products/Wares - 1.9%
Avery Dennison Corp.	116	17,501
Kimberly-Clark Corp.	128	16,909
		34,410
Internet - 3.0%
Alphabet, Inc. - Class A (a)	10	18,274
Facebook, Inc. - Class A (a)	64	16,533
Netflix, Inc. (a)	36	19,166
		53,973
Machinery-Construction & Mining - 1.0%
Oshkosh Corp.	202	18,501
Machinery-Diversified - 6.7%
Cognex Corp.	228	18,726
Graco, Inc.	250	17,235
IDEX Corp.	90	16,757
Ingersoll Rand, Inc. (a)	394	16,485
Nordson Corp.	88	15,751
Wabtec Corp.	233	17,291
Xylem, Inc.	177	17,096
		119,341
Metal Fabricate/Hardware - 1.0%
The Timken Co.	231	17,477
Mining - 3.0%
Freeport-McMoRan, Inc.	709	19,079
Newmont Goldcorp Corp.	296	17,642
Royal Gold, Inc.	160	17,101
		53,822
Miscellaneous Manufacturing - 2.9%
Donaldson Co., Inc.	315	18,723
ITT, Inc.	225	16,810
Parker-Hannifin Corp.	64	16,935
		52,468
Office/Business Equipment - 1.0%
Zebra Technologies Corp. - Class A (a)	46	17,840
Oil & Gas - 0.9%
Chevron Corp.	190	16,188
Oil & Gas Services - 0.9%
Halliburton Co.	880	15,514
Packaging & Containers - 1.1%
O-I Glass, Inc.	1,504	19,011
Pharmaceuticals - 0.9%
Zoetis, Inc.	109	16,813
Retail - 1.9%
Domino's Pizza, Inc.	46	17,055
World Fuel Services Corp.	567	17,345
		34,400
Semiconductors - 15.5%
Advanced Micro Devices, Inc. (a)	190	16,272
Analog Devices, Inc.	124	18,269
Applied Materials, Inc.	198	19,143
Broadcom, Inc.	43	19,371
Cirrus Logic, Inc. (a)	224	20,987
CMC Materials, Inc.	121	17,824
Intel Corp.	351	19,484
KLA Corp.	68	19,045
Lam Research Corp.	35	16,938
Microchip Technology, Inc.	124	16,878
MKS Instruments, Inc.	118	18,652
Monolithic Power Systems, Inc.	57	20,252
NVIDIA Corp.	34	17,666
Qorvo, Inc. (a)	114	19,480
Semtech Corp. (a)	250	17,737
		277,998
Software - 7.0%
Adobe Systems, Inc. (a)	37	16,974
Autodesk, Inc. (a)	62	17,201
Cadence Design System, Inc. (a)	146	19,037
Electronic Arts, Inc.	128	18,329
Fair Isaac Corp. (a)	34	15,304
Microsoft Corp.	82	19,021
Synopsys, Inc. (a)	74	18,903
		124,769
Telecommunications - 1.0%
InterDigital, Inc.	287	18,428
Toys/Games/Hobbies - 1.0%
Hasbro, Inc.	196	18,389
Transportation - 1.0%
Kansas City Southern	89	18,038
TOTAL COMMON STOCKS (Cost $1,554,616)		1,774,727

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Rayonier, Inc.	569	17,497
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,595)		17,497

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 0.005% (b)	1,372	1,372
TOTAL SHORT-TERM INVESTMENTS (Cost $1,372)		1,372

Total Investments (Cost $1,571,583) - 100.0%		1,793,596
Liabilities in Excess of Other Assets - 0.0% (c)		(596)
TOTAL NET ASSETS - 100.0%		$1,793,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,774,727	$ -	$ -	$ -	$ 1,774,727
Real Estate Investment Trusts	17,497	-	-	-	17,497
Short-Term Investments	1,372	-	-	-	1,372
Total Investments in Securities	$ 1,793,596	$ -	$ -	$ -	$ 1,793,596
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.